SHARE CAPITAL AND RESERVES - Details of Common Shares Issued in 2020 (Details) - CAD ($)									12 Months Ended
	Nov. 24, 2021	Aug. 24, 2021	Apr. 08, 2021	Aug. 13, 2020	Aug. 11, 2020	Jun. 10, 2020	Jun. 04, 2020	Mar. 06, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 11, 2021
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares										$ 31,395,000
Share issue costs									$ 4,457,654	$ 3,032,606
Bought-deal private placement financing
Disclosure of classes of share capital [line items]
Number of shares issued		5,048,500
Price per share		$ 11.39
Gross proceeds from issuance of shares		$ 57,502,415
Share issue costs		3,254,048
Amount paid to underwriters		2,734,547
Premium received on flow-through shares issued		$ 14,590,165
Non-brokered private placement financing
Disclosure of classes of share capital [line items]
Number of shares issued	5,000,000		2,857,000			866,385	3,994,597
Price per share	$ 9.60		$ 5.25			$ 1.30	$ 1.50
Gross proceeds from issuance of shares	$ 48,000,000		$ 14,999,250			$ 1,126,300	$ 5,991,896
Finders' fee paid	480,000		524,974			$ 56,793	$ 69,394
Warrants exercisable into common shares						43,582	64,282
Warrants exercise price						$ 1.30	$ 1.50
Term of warrant						2 years	2 years
Fair value of warrant						$ 16,271	$ 25,912
Share issue costs	615,965		587,641
Premium received on flow-through shares issued	$ 12,600,000		$ 1,971,330			$ 259,915	$ 1,697,704
Initial public offering
Disclosure of classes of share capital [line items]
Number of shares issued					21,000,000
Price per share					$ 1.30
Gross proceeds from issuance of shares					$ 27,300,000
Warrants exercisable into common shares											1,379,768
Warrants exercise price					$ 1.30
Term of warrant					12 months
Fair value of warrant					$ 771,769
Share issue costs					$ 2,906,419
Overallotment option
Disclosure of classes of share capital [line items]
Number of shares issued				3,150,000
Gross proceeds from issuance of shares				$ 4,095,000
Warrants exercisable into common shares					1,379,768
Novo Resources Corp. | Private placement
Disclosure of classes of share capital [line items]
Number of shares issued								15,000,000
Non-cash consideration of common shares								6,944,444
Price per share								$ 2.41
Gross proceeds from issuance of shares								$ 16,736,110